[EATON VANCE LOGO]





                              EATON VANCE
                                 ASIAN
                                 SMALL
                               COMPANIES
                                 FUND




                    Annual Report August 31, 2002

                       Important Notice Regarding Delivery
                            of Shareholder Documents

  The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

  Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

  If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

  Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Eaton Vance Asian Small Companies Fund as of August 31, 2002
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Asian Small Companies Fund Class A shares had a total return of 20.12% for the year ended August 31, 2002. That return was the result of an increase in net asset value per share (NAV) from $18.19 on August 31, 2001 to $21.85 on August 31, 2002.(1)

Class B shares had a total return of 19.49% for the same period, the result of an increase in NAV from $11.70 on August 31, 2001 to $13.98 on August 31, 2002.(1)

The Fund's returns far outperformed its benchmark, the Morgan Stanley Capital International All Country Asia Pacific Index - a broad-based, unmanaged index of common stocks traded in developed and emerging markets of the Asia Pacific region - which had a return of -8.01% for the year ended August 31, 2002.(2)

Following a tumultuous 2001, signs of a tentative recovery in Asia...

While global political tensions and a weak U.S. economy had a depressing effect on many Asian economies in 2001, the region has taken a distinct turn for the better in 2002. The pace of economic activity gathered momentum early in the year and has been boosted by a slow climb in exports. Interestingly, while a rise in exports to the west is welcomed - especially by the electronics sector - recent trends have pointed to an Asian economy that is increasingly insulated from export shocks. Local economies continue to benefit from strong domestic demand, a surge in intraregional trade and the increasing importance of China as a regional trade partner. These trends represent very healthy signs for the Asian economy, establishing a growing buffer against economic fluctuations in the U.S. and Europe.

Selected small companies continue to post above-average earnings growth...

One positive trend in the market corrections of last year was a return to reasonable valuations. That created a more rational investment climate, a development that should be healthy for investors and for the market over the longer-term.

While the pace of the Asian recovery remains uncertain, we are optimistic about the long-term potential for Asian small companies as a source of innovation and superior earnings growth. Small companies often enjoy more versatility, giving them the ability to generate strong revenue growth in a range of economic scenarios. We remain enthusiastic about the opportunities within this segment of the Asian market. In the following pages, portfolio manager Zaheer Sitabkhan discusses the past year and provides his thoughts on Asian small companies in the year ahead.

                             Sincerely,

                             /s/ Thomas E. Faust Jr.
                             Thomas E. Faust Jr.
                             President
                             October 9, 2002


FUND INFORMATION
as of August 31, 2002



Performance(3)                                              Class A  Class B
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                                                     20.12%   19.49%
Life of Fund+                                                26.83     9.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                                                     13.21%   14.49%
Life of Fund+                                                24.71     7.88

+Inception dates: Class A: 3/1/99; Class B: 10/8/99


Ten Largest Equity Holdings(4)
---------------------------------------------
Dairy Farm International Holdings       5.1%
PT Unilever Indonesia                   4.3
Balaji Telefilms Ltd.                   4.2
Cafe de Coral Holdings Ltd.             4.2
Central Pattana                         3.7
NC Soft Corp.                           3.6
Lotte Chilsung Beverage Co. Ltd.        3.5
Great Eastern Holdings                  3.5
Golden Land Property Development        3.4
Kingfisher Properties & Holdings Ltd.   3.1

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares. (2)It is not possible to invest directly in an Index.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. Class B returns reflect applicable CDSC based on the following schedule:
5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. (4) Ten largest holdings represent 38.6% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

Eaton Vance Asian Small Companies Fund as of August 31, 2002
MANAGEMENT DISCUSSION

[PHOTO OF ZAHEER SITABKHAN]
Zaheer Sitabkhan
Portfolio Manager

AN INTERVIEW WITH
ZAHEER SITABKHAN,
DIRECTOR, LLOYD GEORGE MANAGEMENT,
INVESTMENT ADVISER TO
ASIAN SMALL COMPANIES PORTFOLIO.

Q: Zaheer, the past year has been most eventful. How would you characterize the economic environment within Asia?

A: To be sure, this has been a challenging year for the entire global economy, including Asia. Some regional Asian economies have had to struggle with weak demand from the U.S., the continuing major restructuring of key industries and ongoing geo-political uncertainties. The tentative nature of exports has been especially keenly felt by nations with a large exposure to the electronics sector, with Hong Kong and Taiwan feeling the brunt of the slowdown. However, other Asian countries, notably China, have been better-insulated from the U.S. downturn. While the recovery in 2002 has been uneven, the outlook for the future is more encouraging.

Q: In this difficult climate, the Fund significantly outpaced its benchmark. To what do you attribute the Fund's outperformance?

A: Clearly, in this type of environment, the key to performance has been stock selection. That has meant a two-pronged approach. First, we have focused on sectors we believe have the potential to generate growth in this difficult environment, including defensive sectors, such as food, beverages and consumer staples. Second, we have continued to target companies with promising products and services that should enjoy significant revenue growth as the economic recovery gathers momentum. That includes cyclical companies, technology and property companies that we believe have the potential to generate superior growth.

     We have found that selected smaller companies, even in currently depressed areas such as technology and real estate, often have the versatility to adapt more quickly to changing market conditions than their large company counterparts. That gives them a distinct advantage in this climate.

Q:   How have you positioned the Portfolio in recent months?

A: From a sector standpoint, the Portfolio's largest weightings at August 31 were food and beverages, real estate development and insurance. Food and beverages companies are attractive in an uncertain economic climate for their relatively stable revenue growth; selected real estate companies have managed their properties judiciously through the downturn and are particularly well-positioned as we look forward to a recovery; and insurance and other financial service companies should respond to a lower interest rate environment.

     From a country standpoint, the largest weightings were in India and South Korea. India has seen a pick-up in industrial activity in 2002 and an increase in exports. The government has continued an aggressive infrastructure-building campaign, and lower interest rates have boosted the construction activity. While a disappointing monsoon season will hurt the


Five Largest Industry Weightings(1)
--------------------------------------------
By total net assets

Food & Beverages          11.5%
Real Estate                8.6%
Insurance                  5.6%
Food - Retailing           5.1%
Engineering                5.0%


Regional Distribution(1)
--------------------------------------------
As a percentage of common stock investments

India                     27.5%
South Korea               21.0%
Hong Kong                 13.3%
Thailand                  10.9%
Singapore                 11.1%
Malaysia                   7.4%
Indonesia                  5.7%
Taiwan                     1.5%
Sri Lanka                  1.1%
Australia                  0.5%


(1) Because the Portfolio is actively managed, Industry Weightings and Regional Distribution are subject to change. All data are as of 8/31/02 and is based on total common stock holdings.

Eaton Vance Asian Small Companies Fund as of August 31, 2002
MANAGEMENT DISCUSSION CONT'D

     agricultural sector, India's GDP growth is still likely to exceed 5.5% in 2002, according to government estimates.

     South Korea, meanwhile, has benefited from its emphasis on technology innovation. While some Asian technology exporters have focused on the cost-sensitive and cyclical computer chip sector, South Korea, as a major producer of value-added gadgetry, such as handsets for games, telecom applications and Internet use, has taken advantage of its engineering talent and the deepest broadband penetration in the world. As a result, the technology sector, which is slumping elsewhere in the world, continues to generate strong growth in South Korea.

Q: You said that defensive issues, such as food and beverages, have played a large role in the Portfolio. Could you give some examples?

A: Yes. Food and beverage companies are generally considered defensive stocks because their revenues tend to be less subject to fluctuations in the overall economy. Dairy Farm International Holdings was the Portfolio's largest holding at August 31. The company operates roughly 2,200 retail stores in Hong Kong, Taiwan, Malaysia, Indonesia, Singapore and Southern China, including grocery stores, a drug store chain, convenience stores and restaurants. Having sold its Australian grocery chain in 2001 and its New Zealand-based stores in June 2002, Dairy Farm plans to focus its operations solely on the high-growth markets of east Asia.

     In another food-related area, Cafe de Coral Holdings operates 380 restaurants around the world, 182 in Hong Kong alone. As Hong Kong's leading operator of fast-food restaurants, the company has been well-positioned in a slower economy, as diners have become more conservative in their dining and entertainment choices, making Cafe de Coral's value menus all the more attractive. The company has historically taken advantage of economic downturns as an opportunity to renegotiate rental leases, a move that has had a positive impact on operating results.

Q: Real estate companies represented a significant investment, 8.6% of the Portfolio. What have you found attractive in that area?

A: Historically, the real estate and property sector has been vulnerable to economic downturns, as business tenants are forced to reassess their strategies and cut back on office space. Thus, selectivity is especially important in real estate investments. Central Pattana is a Thailand-based property investment and development company. As Thailand's leading developer of shopping centers, the company manages 7 shopping centers and 3 office complexes, in addition to a portfolio of apartment buildings and food retailing outlets.

     Pattana has been very careful in its tenant selection, assembling a diversified and high-quality client base, including retailers, restaurants and entertainment businesses. Because of that selectivity, Pattana enjoyed a 97% occupancy rate in the past year - extraordinary in an uncertain economy. That contributed significantly to the company's 19.8% earnings growth in the second quarter of 2002.

Q: Insurance companies also figured prominently in the Portfolio. What was compelling about that sector?

A: Rising discretionary incomes have fueled a growing demand for financial and investment services. Some of the region's insurance companies - including Great Eastern Holdings Ltd. of Singapore and China Insurance International Holdings of Hong Kong- have deftly exploited this demand by offering a broad range of insurance-related investment products. Personal savings rates in Asia have long been among the highest in the world, and insurance-related investments have been the favored vehicles. Great Eastern, for example, continues to broaden its product line to include mutual funds, retirement, education and medical insurance plans. The company is developing an increasingly sophisticated sales infrastructure in the region and has generated strong asset growth in recent years.

Eaton Vance Asian Small Companies Fund as of August 31, 2002
MANAGEMENT DISCUSSION CONT'D

Q: You indicated that the Portfolio still managed to identify growth prospects in the battered technology sector. What have you found attractive?

A: Technology is yet another area where it has paid to be selective. South Korea's technology companies have long thrived on innovation and are fast becoming the Asian leader in information technology. Moreover, information technology is the fastest-growing segment of the South Korean economy and contributes an increasing share of the nation's exports.

     NCsoft Corp. is a developer of online games. An estimated 22 million South Koreans go online every day, with more than half of those regularly visiting gaming sites. While larger game companies had a headstart in the console game sector, NCsoft made a bold foray into the "cyber game" area. Its "Lineage" medieval adventure is now the world's most popular on-line game, and NCsoft is currently poised to enter the China market. We believe the growth prospects of nimble, smaller companies like NCsoft are very exciting.

Q:   Zaheer, what is your outlook for Asian smaller companies?

A: The long-term outlook is encouraging. The Asian economy has showed signs of recovery, while domestic demand and China's continuing expansion continue to have a favorable impact on local economies. To be sure, there are some uncertainties, including the potential of a continued U.S. slowdown, but the region appears on the mend.

     Many small Asian companies have demonstrated the ability to generate growth, even in a relatively slow economic environment. We continue to uncover impressive growth stories in technology, retailing, consumer, drugs and financial services and feel that many of these companies are poised to extend their growth trends. We believe smaller companies with exciting new products and services have the potential to be tomorrow's industry leaders and that the Portfolio is positioned to share in their future growth.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Asian Small Companies Fund Class A vs. the Morgan Stanley Capital International All Country Asia Pacific Index*

March 31, 1999 - August 31, 2002

                  EATON VANCE ASIAN SMALL COMPANIES FUND - A
                             Inception: 3/1/99


              Eaton Vance       Fund,
              Asian Small     Including
               Companies       Maximum
                 Fund           Sales            MSCI
   Date         Class A         Charge           Index
---------------------------------------------------------------
 3/31/1999      10,000         10,000              10,000
 4/30/1999      11,058         10,420              10,745
 5/31/1999      11,337         10,682              10,231
 6/30/1999      13,250         12,485              11,251
 7/31/1999      14,206         13,386              11,941
 8/31/1999      14,708         13,858              11,890
 9/30/1999      15,292         14,409              12,243
10/31/1999      16,620         15,661              12,685
11/30/1999      19,499         18,373              13,361
12/31/1999      24,573         23,154              14,233
 1/31/2000      24,033         22,645              13,724
 2/29/2000      27,429         25,845              13,379
 3/31/2000      28,201         26,573              14,261
 4/30/2000      24,275         22,873              13,180
 5/31/2000      22,647         21,339              12,422
 6/30/2000      23,652         22,286              13,284
 7/31/2000      21,679         20,427              12,036
 8/31/2000      22,451         21,155              12,537
 9/30/2000      20,535         19,349              11,736
10/31/2000      19,646         18,512              10,989
11/30/2000      18,709         17,628              10,590
12/31/2000      18,064         17,021              10,166
 1/31/2001      19,939         18,788              10,439
 2/28/2001      19,256         18,144               9,962
 3/31/2001      17,098         16,110               9,383
 4/30/2001      17,430         16,423               9,900
 5/31/2001      18,650         17,573               9,882
 6/30/2001      18,162         17,113               9,453
 7/31/2001      17,723         16,699               8,854
 8/31/2001      17,762         16,736               8,678
 9/30/2001      16,492         15,540               7,702
10/31/2001      16,990         16,009               7,852
11/30/2001      18,494         17,426               8,225
12/31/2001      19,334         18,217               8,039
 1/31/2002      20,984         19,772               7,739
 2/28/2002      21,824         20,563               7,949
 3/31/2002      23,083         21,750               8,518
 4/30/2002      23,386         22,036               8,710
 5/31/2002      23,366         22,017               9,051
 6/30/2002      22,732         21,419               8,588
 7/31/2002      21,501         20,260               8,045
 8/31/2002      21,335         20,103               7,983

Performance*                                                Class A    Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                                     20.12%    19.49%
Life of Fund+                                                26.83      9.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                                     13.21%    14.49%
Life of Fund+                                                24.71      7.88

+Inception dates: Class A: 3/1/99; Class B: 10/8/99


* Source: TowersData, Bethesda, MD. Investment operations commenced 3/1/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

  The performance chart above compares the Fund's total return with that of a broad-based securities market index. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Morgan Stanley Capital International All Country Asia Pacific Index - a broad-based index of common stocks traded in developed and emerging markets of the Asia Pacific region. An investment in the Fund's Class B shares on 10/8/99 at net asset value would have been worth $12,860 on August 31, 2002. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
----------------------------------------------------
Investment in Asian Small Companies
   Portfolio, at value
   (identified cost, $3,597,733)          $3,174,852
Receivable for Fund shares sold               13,793
Receivable from the Distributor               58,996
----------------------------------------------------
TOTAL ASSETS                              $3,247,641
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $   32,308
Payable to affiliate for distribution
   and service fees                            2,702
Accrued expenses                              10,251
----------------------------------------------------
TOTAL LIABILITIES                         $   45,261
----------------------------------------------------
NET ASSETS                                $3,202,380
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $3,802,586
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (174,036)
Accumulated net investment loss               (3,289)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (422,881)
----------------------------------------------------
TOTAL                                     $3,202,380
----------------------------------------------------

Class A Shares
----------------------------------------------------
NET ASSETS                                $2,349,443
SHARES OUTSTANDING                           107,536
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    21.85
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $21.85)      $    23.18
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $  852,937
SHARES OUTSTANDING                            61,002
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    13.98
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $2,964)              $  18,161
Interest allocated from Portfolio               158
Expenses allocated from Portfolio           (19,379)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (1,060)
---------------------------------------------------

Expenses
---------------------------------------------------
Management fee                            $   3,216
Distribution and service fees
   Class A                                    5,136
   Class B                                    2,738
Registration fees                            28,690
Legal and accounting services                12,073
Custodian fee                                 8,951
Printing and postage                          7,350
Transfer and dividend disbursing agent
   fees                                       1,704
Miscellaneous                                 4,877
---------------------------------------------------
TOTAL EXPENSES                            $  74,735
---------------------------------------------------
Deduct --
   Allocation of expenses to the
      Distributor                         $  58,996
   Reduction of management fee                1,345
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  60,341
---------------------------------------------------

NET EXPENSES                              $  14,394
---------------------------------------------------

NET INVESTMENT LOSS                       $ (15,454)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  14,049
   Foreign currency transactions             (1,855)
---------------------------------------------------
NET REALIZED GAIN                         $  12,194
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(154,727)
   Foreign currency                          (1,434)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(156,161)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(143,967)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(159,421)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (15,454) $       (13,411)
   Net realized gain (loss)                        12,194         (147,046)
   Net change in unrealized appreciation
      (depreciation)                             (156,161)        (202,241)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $      (159,421) $      (362,698)
--------------------------------------------------------------------------
Distributions to shareholders --
From net realized gain
   Class A                                $            --  $       (74,363)
   Class B                                             --           (2,032)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $            --  $       (76,395)
--------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     2,899,881  $       125,295
      Class B                                   1,201,390           74,911
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                          --           74,363
      Class B                                          --            2,031
   Cost of shares redeemed
      Class A                                    (796,852)      (1,157,603)
      Class B                                    (296,591)         (95,679)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     3,007,828  $      (976,682)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     2,848,407  $    (1,415,775)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $       353,973  $     1,769,748
--------------------------------------------------------------------------
AT END OF YEAR                            $     3,202,380  $       353,973
--------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------
AT END OF YEAR                            $        (3,289) $        (2,867)
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                  -----------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------
                                    2002(1)        2001(1)        2000        1999(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $18.190        $24.130      $15.840       $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income (loss)        $(0.253)       $(0.268)     $(0.322)      $ 0.046
Net realized and unrealized
   gain (loss)                        3.913         (4.632)       8.660         5.794
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 3.660        $(4.900)     $ 8.338       $ 5.840
---------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------
From net investment income          $    --        $    --      $(0.048)      $    --
From net realized gain                   --         (1.040)          --            --
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(1.040)     $(0.048)      $    --
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $21.850        $18.190      $24.130       $15.840
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                       20.12%        (20.89)%      52.65%        58.40%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,349        $   340      $ 1,723       $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.52%          2.78%        2.70%         1.40%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.49%          2.50%        2.49%         1.40%(5)
   Net investment income
      (loss)                          (1.13)%        (1.38)%      (1.66)%        2.69%(5)
Portfolio Turnover of the
   Portfolio                             83%           109%         112%          105%
---------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         7.41%          7.84%        6.67%         8.23%(5)
   Expenses after custodian
      fee reduction(4)                 7.38%          7.56%        6.46%         8.23%(5)
   Net investment loss                (6.02)%        (6.44)%      (5.63)%       (4.13)%(5)
Net investment loss per share       $(1.348)       $(1.251)     $(1.092)      $(0.071)
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS B
                                  -----------------------------------------
                                            YEAR ENDED AUGUST 31,
                                  -----------------------------------------
                                    2002(1)        2001(1)        2000(2)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.700        $16.070        $11.700
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment loss                 $(0.204)       $(0.234)       $(0.345)
Net realized and unrealized
   gain (loss)                        2.484         (3.096)         4.715
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.280        $(3.330)       $ 4.370
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net realized gain                   --         (1.040)            --
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(1.040)       $    --
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.980        $11.700        $16.070
---------------------------------------------------------------------------

TOTAL RETURN(3)                       19.49%        (21.64)%        37.35%
---------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $   853        $    14        $    47
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     3.03%          3.28%          2.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                     3.00%          3.00%          2.56%(5)
   Net investment loss                (1.40)%        (1.88)%        (1.59)%(5)
Portfolio Turnover of the
   Portfolio                             83%           109%           112%
---------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the
   Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         6.64%         10.80%          4.81%(5)
   Expenses after custodian
      fee reduction(4)                 6.61%         10.52%          4.60%(5)
   Net investment loss                (5.01)%        (9.40)%        (3.63)%(5)
Net investment loss per share       $(0.730)       $(1.170)       $(0.788)
---------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.6% at August 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2002, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2010 and August 31, 2009, in the amounts of $71,591 and $16,389 respectively.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED AUGUST 31,
                                              ----------------------
    CLASS A                                      2002        2001
    ----------------------------------------------------------------
    Sales                                       124,359       6,153
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     --       3,536
    Redemptions                                 (35,513)    (62,392)
    ----------------------------------------------------------------
    NET INCREASE (DECREASE)                      88,846     (52,703)
    ----------------------------------------------------------------

                                              YEAR ENDED AUGUST 31,
                                              ----------------------
    CLASS B                                      2002        2001
    ----------------------------------------------------------------
    Sales                                        80,138       6,322
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     --         149
    Redemptions                                 (20,340)     (8,189)
    ----------------------------------------------------------------
    NET INCREASE (DECREASE)                      59,798      (1,718)
    ----------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended August 31, 2002 the Fund received $776 in redemption fees on Class A shares.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. For the year ended August 31, 2002 the fee was equivalent to 0.25% of the Fund's daily average net assets for such period and amounted to $3,216. To reduce the net operating loss of the Fund, EVM waived $1,345 of their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $4,472 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and service plans for Class A and Class B (collectively, the Plans). The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to
   (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $3,468 and $2,071 for Class A, and Class B shares, respectively, payable to EVD for the year ended August 31, 2002, representing approximately 0.33%, and 0.75% of the average daily net assets for Class A, and Class B shares, respectively. In addition, to reduce the net operating loss of the Fund, the Distributor voluntarily assumed $58,996 of the Fund's expenses. At August 31, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $39,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2002 amounted to approximately $1,668 and $667, for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $8,000 of CDSC paid by Class B Shareholders for the year ended August 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,088,254 and $1,066,162 respectively, for the year ended August 31, 2002.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH TRUST AND SHAREHOLDERS
OF EATON VANCE ASIAN SMALL COMPANIES FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Asian Small Companies Fund (one of the series constituting Eaton Vance Growth Trust) as of August 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Asian Small Companies Fund at August 31, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 11, 2002

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

AUSTRALIA -- 0.5%


----------------------------------------------------------------------
Food and Beverages -- 0.5%
----------------------------------------------------------------------
Burns Philp and Co., Ltd.(1)              850,000          $   289,692
----------------------------------------------------------------------
                                                           $   289,692
----------------------------------------------------------------------
Industrial Goods -- 0.0%
----------------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                  350,000          $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Australia
   (identified cost $625,172)                              $   289,692
----------------------------------------------------------------------

HONG KONG -- 13.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Agricultural Operations -- 1.8%
----------------------------------------------------------------------
Chaoda Modern Agriculture (Holdings)
Ltd.                                      3,100,000        $   993,596
----------------------------------------------------------------------
                                                           $   993,596
----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 0.7%
----------------------------------------------------------------------
Lerado Group (Holding) Co., Ltd           2,856,000        $   410,095
----------------------------------------------------------------------
                                                           $   410,095
----------------------------------------------------------------------
Insurance -- 2.2%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                 2,966,000        $ 1,226,335
----------------------------------------------------------------------
                                                           $ 1,226,335
----------------------------------------------------------------------
Metals - Industrial -- 1.4%
----------------------------------------------------------------------
Asia Aluminum Holdings Ltd.               8,482,000        $   772,084
----------------------------------------------------------------------
                                                           $   772,084
----------------------------------------------------------------------
Miscellaneous -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(2)                          300,000          $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Printing -- 0.3%
----------------------------------------------------------------------
Global China Technology Group Ltd.(1)     4,400,000        $   177,693
----------------------------------------------------------------------
                                                           $   177,693
----------------------------------------------------------------------
Retail - Apparel -- 2.6%
----------------------------------------------------------------------
Giordano International Ltd.               3,293,102        $ 1,456,574
----------------------------------------------------------------------
                                                           $ 1,456,574
----------------------------------------------------------------------
Retail - Restaurants -- 4.1%
----------------------------------------------------------------------
Cafe de Coral Holdings Ltd.               3,033,000        $ 2,313,649
----------------------------------------------------------------------
                                                           $ 2,313,649
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $5,393,304)                            $ 7,350,026
----------------------------------------------------------------------

INDIA -- 27.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Auto and Parts -- 1.9%
----------------------------------------------------------------------
Bharat Forge Ltd.                         210,000          $   744,987
TVS Suzuki Ltd.                           36,495               314,428
----------------------------------------------------------------------
                                                           $ 1,059,415
----------------------------------------------------------------------
Banking and Finance -- 1.8%
----------------------------------------------------------------------
Kotak Mahindra Finance Ltd.               300,000          $   990,613
----------------------------------------------------------------------
                                                           $   990,613
----------------------------------------------------------------------
Broadcasting -- 4.1%
----------------------------------------------------------------------
Balaji Telefilms Ltd.                     210,000          $ 2,317,279
----------------------------------------------------------------------
                                                           $ 2,317,279
----------------------------------------------------------------------
Coatings/Paints -- 2.5%
----------------------------------------------------------------------
Asian Paints (India) Ltd.                 200,000          $ 1,404,167
----------------------------------------------------------------------
                                                           $ 1,404,167
----------------------------------------------------------------------
Drugs -- 4.4%
----------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.             83,140           $ 1,537,327
J.B. Chemicals and Pharmaceuticals Ltd.   100,000              381,267
Wockhardt Ltd.                            62,025               575,462
----------------------------------------------------------------------
                                                           $ 2,494,056
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Electric - Generation -- 0.8%
----------------------------------------------------------------------
Alstom Power India Ltd.(1)                400,000          $   441,510
----------------------------------------------------------------------
                                                           $   441,510
----------------------------------------------------------------------
Engineering -- 3.0%
----------------------------------------------------------------------
Alfa-Laval (India) Ltd.                   16,465           $    74,733
Asea Brown Boveri Ltd.                    280,369            1,633,799
----------------------------------------------------------------------
                                                           $ 1,708,532
----------------------------------------------------------------------
Food and Beverages -- 3.1%
----------------------------------------------------------------------
Kingfisher Properties and Holdings
Ltd.(1)(2)(3)                             402,540          $ 1,030,642
UB Beer Ltd.(1)(2)(3)                     268,360              687,095
----------------------------------------------------------------------
                                                           $ 1,717,737
----------------------------------------------------------------------
Pharmaceutical -- 2.6%
----------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.        121,675          $ 1,486,232
----------------------------------------------------------------------
                                                           $ 1,486,232
----------------------------------------------------------------------
Software -- 2.9%
----------------------------------------------------------------------
E-Serve International Ltd.                34,363           $   384,466
Infotech Enterprises Ltd.                 109,000              421,990
Mastek Ltd.                               94,000               798,816
----------------------------------------------------------------------
                                                           $ 1,605,272
----------------------------------------------------------------------
Total India
   (identified cost $16,409,989)                           $15,224,813
----------------------------------------------------------------------

INDONESIA -- 5.5%

                                          SHARES           VALUE
----------------------------------------------------------------------
Packaging -- 1.3%
----------------------------------------------------------------------
PT Dynaplast Tbk                          6,905,000        $   760,291
----------------------------------------------------------------------
                                                           $   760,291
----------------------------------------------------------------------
Soap & Cleaning Preparations -- 4.2%
----------------------------------------------------------------------
PT Unilever Indonesia Tbk                 1,090,000        $ 2,375,720
----------------------------------------------------------------------
                                                           $ 2,375,720
----------------------------------------------------------------------
Total Indonesia
   (identified cost $2,680,937)                            $ 3,136,011
----------------------------------------------------------------------

MALAYSIA -- 7.4%

                                          SHARES           VALUE
----------------------------------------------------------------------
Agricultural Services -- 1.8%
----------------------------------------------------------------------
IOI Corp. Berhad                          642,000          $   988,342
----------------------------------------------------------------------
                                                           $   988,342
----------------------------------------------------------------------
Banking and Finance -- 1.3%
----------------------------------------------------------------------
Cahya Mata Sarawak Berhad                 325,000          $   202,697
Public Bank Berhad                        706,250              524,112
----------------------------------------------------------------------
                                                           $   726,809
----------------------------------------------------------------------
Diversified Operations -- 0.4%
----------------------------------------------------------------------
Multi-Purpose Holdings Bhd(1)             629,000          $   215,184
----------------------------------------------------------------------
                                                           $   215,184
----------------------------------------------------------------------
Engineering -- 2.0%
----------------------------------------------------------------------
Gamuda Berhad                             720,000          $ 1,117,895
----------------------------------------------------------------------
                                                           $ 1,117,895
----------------------------------------------------------------------
Household Furnishing & Appliances -- 0.4%
----------------------------------------------------------------------
Latitude Tree Holdings Berhad             300,000          $   220,263
----------------------------------------------------------------------
                                                           $   220,263
----------------------------------------------------------------------
Real Estate Operating/Development -- 0.5%
----------------------------------------------------------------------
SP Setia Berhad                           312,000          $   293,937
----------------------------------------------------------------------
                                                           $   293,937
----------------------------------------------------------------------
Retail - Household Furnishing & Appliances -- 1.0%
----------------------------------------------------------------------
Courts Mammoth Berhad                     565,000          $   553,105
----------------------------------------------------------------------
                                                           $   553,105
----------------------------------------------------------------------
Total Malaysia
   (identified cost $4,122,278)                            $ 4,115,535
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 20.6%

                                          SHARES           VALUE
Auto and Parts -- 2.6%
----------------------------------------------------------------------
Halla Climate Control Corp.               37,800           $ 1,452,753
----------------------------------------------------------------------
                                                           $ 1,452,753
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Beverages -- 3.4%
----------------------------------------------------------------------
Lotte Chilsung Beverage Co., Ltd.         3,440            $ 1,940,012
----------------------------------------------------------------------
                                                           $ 1,940,012
----------------------------------------------------------------------
Food and Beverages -- 7.4%
----------------------------------------------------------------------
Hite Brewery Co., Ltd.                    18,730           $ 1,056,291
Lotte Confectionery Co., Ltd.             3,100              1,579,915
Lotte Samkang Co.                         15,610             1,538,959
----------------------------------------------------------------------
                                                           $ 4,175,165
----------------------------------------------------------------------
Internet Content - Entertainment -- 3.5%
----------------------------------------------------------------------
NCsoft Corp.(1)                           17,900           $ 1,981,577
----------------------------------------------------------------------
                                                           $ 1,981,577
----------------------------------------------------------------------
Office Equipment and Supplies -- 2.4%
----------------------------------------------------------------------
Sindo Ricoh Co.                           29,000           $ 1,373,799
----------------------------------------------------------------------
                                                           $ 1,373,799
----------------------------------------------------------------------
Telecommunication Equipment -- 1.3%
----------------------------------------------------------------------
Humax Co., Ltd.                           37,500           $   751,942
----------------------------------------------------------------------
                                                           $   751,942
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $8,679,014)                            $11,675,248
----------------------------------------------------------------------

SINGAPORE -- 10.9%

                                          SHARES           VALUE
----------------------------------------------------------------------
Electric Products -- 1.8%
----------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.                  2,054,000        $ 1,032,957
----------------------------------------------------------------------
                                                           $ 1,032,957
----------------------------------------------------------------------
Food - Retail -- 5.1%
----------------------------------------------------------------------
Dairy Farm International Holdings Ltd.    3,369,600        $ 2,864,160
----------------------------------------------------------------------
                                                           $ 2,864,160
----------------------------------------------------------------------
Insurance -- 3.4%
----------------------------------------------------------------------
Great Eastern Holdings Ltd.               364,000          $ 1,934,566
----------------------------------------------------------------------
                                                           $ 1,934,566
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Miscellaneous -- 0.6%
----------------------------------------------------------------------
Noble Group Ltd.                          457,200          $   318,761
----------------------------------------------------------------------
                                                           $   318,761
----------------------------------------------------------------------
Total Singapore
   (identified cost $4,477,940)                            $ 6,150,444
----------------------------------------------------------------------

SRI LANKA -- 1.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Diversified Operations -- 1.1%
----------------------------------------------------------------------
Aitken Spence and Co., Ltd.               520,000          $   620,270
----------------------------------------------------------------------
                                                           $   620,270
----------------------------------------------------------------------
Total Sri Lanka
   (identified cost $970,558)                              $   620,270
----------------------------------------------------------------------

TAIWAN -- 1.5%

                                          SHARES           VALUE
----------------------------------------------------------------------
Entertainment Software -- 1.5%
----------------------------------------------------------------------
Softstar Entertainment, Inc.(1)           777,000          $   843,132
----------------------------------------------------------------------
                                                           $   843,132
----------------------------------------------------------------------
Total Taiwan
   (identified cost $1,004,845)                            $   843,132
----------------------------------------------------------------------

THAILAND -- 10.9%

                                          SHARES           VALUE
----------------------------------------------------------------------
Banking and Finance -- 1.3%
----------------------------------------------------------------------
National Finance PCL(1)                   1,900,000        $   710,701
----------------------------------------------------------------------
                                                           $   710,701
----------------------------------------------------------------------
Food and Beverages -- 0.5%
----------------------------------------------------------------------
Serm Suk PCL(1)                           50,000           $   260,417
----------------------------------------------------------------------
                                                           $   260,417
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Publishing & Printing -- 1.0%
----------------------------------------------------------------------
Nation Multimedia Group PCL(1)            1,655,000        $   556,368
----------------------------------------------------------------------
                                                           $   556,368
----------------------------------------------------------------------
Real Estate Operating/Development -- 8.1%
----------------------------------------------------------------------
Central Pattana Public Co., Ltd           910,000          $ 2,068,182
Golden Land Property Development Public
Co., Ltd.(1)                              7,001,000          1,872,900
Noble Development PCL(1)                  3,000,000            600,142
----------------------------------------------------------------------
                                                           $ 4,541,224
----------------------------------------------------------------------
Total Thailand
   (identified cost $4,177,018)                            $ 6,068,710
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $48,541,055)                           $55,473,881
----------------------------------------------------------------------

WARRANTS -- 0.0%
THAILAND -- 0.0%

                                          SHARES           VALUE
----------------------------------------------------------------------
Publishing & Printing -- 0.0%
----------------------------------------------------------------------
Nation Multimedia Group PCL, Warrants(1)  413,750          $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Thailand
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $48,541,055)                           $55,473,881
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                     $   772,940
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $56,246,821
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Formerly United Breweries Limited.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $48,541,055)         $55,473,881
Cash                                          979,813
Foreign currency, at value
   (identified cost, $22,174)                  21,411
Interest and dividends receivable             107,123
Prepaid expenses                                  139
-----------------------------------------------------
TOTAL ASSETS                              $56,582,367
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $   335,546
-----------------------------------------------------
TOTAL LIABILITIES                         $   335,546
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $56,246,821
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $49,314,541
Net unrealized appreciation (computed on
   the basis of identified cost)            6,932,280
-----------------------------------------------------
TOTAL                                     $56,246,821
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $91,476)                               $  630,668
Interest                                       5,284
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  635,952
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  385,836
Administration fee                           129,561
Trustees' fees and expenses                    4,642
Custodian fee                                198,941
Legal and accounting services                 42,790
Miscellaneous                                  9,430
----------------------------------------------------
TOTAL EXPENSES                            $  771,200
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   13,646
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   13,646
----------------------------------------------------

NET EXPENSES                              $  757,554
----------------------------------------------------

NET INVESTMENT LOSS                       $ (121,602)
----------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $3,270,627
   Foreign currency transactions            (149,559)
----------------------------------------------------
NET REALIZED GAIN                         $3,121,068
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $5,556,374
   Foreign currency                             (507)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $5,555,867
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $8,676,935
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $8,555,333
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      (121,602) $       272,996
   Net realized gain                            3,121,068        1,507,249
   Net change in unrealized appreciation
      (depreciation)                            5,555,867      (13,799,497)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     8,555,333  $   (12,019,252)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    10,733,574  $       639,267
   Withdrawals                                 (7,125,697)      (8,831,081)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     3,607,877  $    (8,191,814)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    12,163,210  $   (20,211,066)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    44,083,611  $    64,294,677
--------------------------------------------------------------------------
AT END OF YEAR                            $    56,246,821  $    44,083,611
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.50%       1.47%       1.34%       0.85%       0.50%
   Expenses after custodian
      fee reduction                  1.47%       1.19%       1.13%       0.85%       0.50%
   Net investment income
      (loss)                        (0.24)%      0.58%      (0.31)%      1.32%       1.34%
Portfolio Turnover                     83%        109%        112%        105%        101%
------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     21.32%         --          --          --          --
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $56,247     $44,084     $64,295     $28,485     $15,207
------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002 the adviser fee amounted to $385,836. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002 the administrative fee amounted to $129,561. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $45,496,148 and $40,595,556, respectively, for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned atAugust 31, 2002, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $ 48,644,227
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,917,701
    Gross unrealized depreciation               (4,088,047)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,829,654
    ------------------------------------------------------

   The net unrealized depreciation on currency was $547.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2002.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2002 there were no outstanding obligations under these financial instruments.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ASIAN SMALL COMPANIES PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio (the "Portfolio") as of August 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2002, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 11, 2002

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and the Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee of the   Since 1998                          President and Chief Executive Officer of
DOB: 11/28/59            Trust                                                National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment adviser) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Trustee of the   Trustee of the Trust since 1989;    Chairman, President and Chief Executive
DOB: 11/9/41             Trust; Vice      Vice President and Trustee of the   Officer of BMR, EVM and their corporate
                         President and    Portfolio since 1996                parent and trustee, Eaton Vance Corp.
                         Trustee of the                                       (EVC) and Eaton Vance, Inc. (EV)
                         Portfolio                                            respectively; Director of EV; Vice
                                                                              President and Director of EVD. Trustee
                                                                              and/or officer of 178 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolio.
Hon. Robert Lloyd        President and    Since 1996                          Chairman and Chief Executive Officer of
George(2)                Trustee of the                                       Lloyd George Management (B.V. I.)
DOB: 8/13/52             Portfolio                                            Limited, Lloyd George Management (Hong
                                                                              Kong) Limited and Lloyd George
                                                                              Investment Management (Bermuda) Limited.
----------------------------------------------------------------------------------------------------------------------


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Jessica M. Bibliowicz                   173        None
DOB: 11/28/59

James B. Hawkes                         178        Director of EVC
DOB: 11/9/41

Hon. Robert Lloyd                         5        None
George(2)
DOB: 8/13/52

-----------------------

NONINTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Hon. Edward K.Y.         Trustee of the   Since 1996                          President of Lingnan University of Hong
Chen(2)                  Portfolio                                            Kong. Director of First Pacific Company
DOB: 1/14/45                                                                  and Asia Satellite Telecommunications
                                                                              Holdings Ltd. Board Member of the Mass
                                                                              Transit Railway Corporation. Member of
                                                                              the Executive Council of the Hong Kong
                                                                              Government from 1992-1997.
Donald R. Dwight         Trustee          Trustee of the Trust since 1989;    President of Dwight Partners, Inc.
DOB: 3/26/31                              of the Portfolio since 1996         (corporate relations and communications
                                                                              company).
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
DOB: 2/23/35                              of the Portfolio since 1996         Banking Emeritus, Harvard University
                                                                              Graduate School of Business
                                                                              Administration.


                          NUMBER OF PORTFOLIOS
         NAME               IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH      OVERSEEN BY TRUSTEE                       HELD
-----------------------
Hon. Edward K.Y.                          5       None
Chen(2)
DOB: 1/14/45
Donald R. Dwight                        178       Trustee/Director of the Royce Funds
DOB: 3/26/31                                      (mutual funds) consisting of 17
                                                  portfolios
Samuel L. Hayes, III                    178       Director of Tiffany & Co. (specialty
DOB: 2/23/35                                      retailer) and Director of Telect, Inc.
                                                  (telecommunication services company)

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
DOB: 9/21/35                              of the Portfolio since 1996         investment and financial advisory
                                                                              services company) (since September
                                                                              2000). Chairman, Hellman, Jordan
                                                                              Management Co., Inc. (an investment
                                                                              management company) (since November
                                                                              2000). Advisory Director, Berkshire
                                                                              Capital Corporation (investment banking
                                                                              firm) (since June 2002). Formerly,
                                                                              Chairman of the Board, United Asset
                                                                              Management Corporation (a holding
                                                                              company owning institutional investment
                                                                              management firms) and Chairman,
                                                                              President and Director, UAM Funds
                                                                              (mutual funds).
Lynn A. Stout            Trustee          Since 1998                          Professor of Law, University of
DOB: 9/14/56                                                                  California at Los Angeles School of Law
                                                                              (since July 2001). Formerly, Professor
                                                                              of Law, Georgetown University Law
                                                                              Center.
Jack L. Treynor          Trustee          Trustee of the Trust since 1989;    Investment Adviser and Consultant.
DOB: 2/21/30                              of the Portfolio since 1996
----------------------------------------------------------------------------------------------------------------------


                          NUMBER OF PORTFOLIOS
         NAME               IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH      OVERSEEN BY TRUSTEE                       HELD
-----------------------
Norton H. Reamer                        178       None
DOB: 9/21/35

Lynn A. Stout                           173       None
DOB: 9/14/56

Jack L. Treynor                         170       None
DOB: 2/21/30
-----------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of     Since 2002                          Executive Vice President and Chief
DOB: 5/31/58             the Trust                                            Investment Officer of EVM and BMR and
                                                                              Director of EVC. Officer of 50
                                                                              investment companies managed by EVM or
                                                                              BMR.
Gregory Coleman          Vice President   Since 2001                          Partner of Atlanta Capital Management
DOB: 10/28/49            of the Trust                                         Company, L.L.C. (Atlanta Capital).
                                                                              Officer of 10 investment companies
                                                                              managed by EVM or BMR.
William Walter Raleigh   Vice President   Since 1996                          Director, Finance Director and Chief
Kerr(2)                  and Assistant                                        Operating Officer of Lloyd George
DOB: 8/17/50             Treasurer of                                         Management (Hong Kong) Limited and Lloyd
                         the Portfolio                                        George Investment Management (Bermuda)
                                                                              Limited. Director of Lloyd George
                                                                              Management (B.V.I.) Limited. Officer of
                                                                              4 investment companies managed by EVM or
                                                                              BMR.
Zaheer Sitabkhan(2)      Vice President   Since 1999                          Director of Lloyd George Investment
DOB: 1/17/65             of the                                               Management (Bermuda) Limited. Officer of
                         Portfolio                                            2 investment companies managed by EVM or
                                                                              BMR.
James A. Womack          Vice President   Since 2001                          Vice President of Atlanta Capital.
DOB: 11/20/68            of the Trust                                         Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Alan R. Dynner           Secretary        Since 1997                          Vice President, Secretary and Chief
DOB: 10/10/40                                                                 Legal Officer of BMR, EVM, EVD and EVC.
                                                                              Officer of 178 investment companies
                                                                              managed by EVM or BMR.


         NAME
   AND DATE OF BIRTH
-----------------------
Thomas E. Faust Jr.
DOB: 5/31/58
Gregory Coleman
DOB: 10/28/49
William Walter Raleigh
Kerr(2)
DOB: 8/17/50
Zaheer Sitabkhan(2)
DOB: 1/17/65
James A. Womack
DOB: 11/20/68
Alan R. Dynner
DOB: 10/10/40

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
William J. Austin Jr.    Treasurer of     Since 2002                          Assistant Vice President of EVM and BMR.
DOB: 12/27/51            the Portfolio                                        Officer of 54 investment companies
                                                                              managed by EVM or BMR.
James L. O'Connor        Treasurer of     Since 1989                          Vice President of BMR, EVM and EVD.
DOB: 4/1/45              the Trust                                            Officer of 100 investment companies
                                                                              managed by EVM or BMR.
----------------------------------------------------------------------------------------------------------------------


         NAME
   AND DATE OF BIRTH
-----------------------
William J. Austin Jr.
DOB: 12/27/51

James L. O'Connor
DOB: 4/1/45

-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Mr. Lloyd George, Mr. Sitabkhan and Mr. Kerr is 3808 One Exchange Square, Central, Hong Kong. The business address of Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong

The SAI for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

SPONSOR AND MANAGER OF EATON VANCE ASIAN SMALL COMPANIES FUND
AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS,INC.

                                  PRIVACY NOTICE


  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122



EATON VANCE ASIAN SMALL COMPANIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


405-10/02                                                                 ASSRC